Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

9. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the three months period ended June 30, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	June 30, 2019
Decrease in accounts receivables	49	27
(Increase) in prepaid expenses	-	(1)
Increase (decrease)in trade payables and accrued liabilities	183	(23)
Total changes in working capital	232	3

During the six months period ended June 30, 2020, the Company:

i)	transferred $2,771,485 from reserve to deficit;
ii)	recorded $49,094 the net change for accrued in exploration and evaluation expenditures;
iii)	Recorded $106,343 as a further investment in PNR through reduction of amount receivable from PNR.

During the six months period ended June 30, 2019, the Company:

i)	transferred $1,561,344 from reserve to deficit;
ii)	recorded $172,059 in accrued exploration and evaluation expenditures.